Reverse Acquisition: Schedule of Recognized Identified Assets Acquired and Liabilities Assumed (Tables)	3 Months Ended
Sep. 30, 2017
Successor
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed

Cash	$3,550
Receivables	150,000
Total assets acquired	153,550

Accounts payable and accrued liabilities	456,599
Due to former management	127,199
Debt	26,314
Total liabilities assumed [1]	610,112

Net liabilities assumed	456,562

Consideration [2]	662,047

Goodwill	$1,118,609